Document and Entity Information	Apr. 20, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000730255
Current Fiscal Year End Date	--02-28
Document Type	8-K
Document Period End Date	Apr. 20, 2023
Entity Registrant Name	CalAmp Corp.
Entity Incorporation State Country Code	DE
Entity File Number	0-12182
Entity Tax Identification Number	95-3647070
Entity Address, Address Line One	15635 Alton Parkway
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(949)
Local Phone Number	600-5600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 per share
Trading Symbol	CAMP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false